Investment in associate, Summarized Balance Sheet (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
ASSETS [Abstract]
Cash	$ 3,446,111	$ 21,106
Total assets	11,871,295	142,858
LIABILITIES [Abstract]
Accounts payable and accrued liabilities	10,682,665	6,097,902
Convertible notes	13,089,512	881,544
Total liabilities	31,464,840	$ 8,504,268
Freedom Carbon Solutions [Member]
ASSETS [Abstract]
Cash	21,047
Due from related parties	$ 110,040
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related Party [Member]
Start-up costs, net	$ 105,589
Total assets	236,676
LIABILITIES [Abstract]
Accounts payable and accrued liabilities	211,942
Convertible notes	1,286,050
Total liabilities	$ 1,497,992